Warrants (Tables)	12 Months Ended
Dec. 31, 2020
Warrants At Fair Value Of Explanatory [Abstract]
Schedule of warrants valuation assumptions of investors' warrants
	December 31,		January 1,
	2020	2019	2019

Risk-free interest rate (1)	0.12%	1.6%	2.48%
Expected volatility (2)	68.59-69.23%	52.53-52.62%	50.57-50.79%
Contractual term life (in years) (3)	1.63-1.68	2.63-2.68	3.63-3.68
Dividend yield (4)	0%	0%	0%

Schedule of the outstanding warrants
Warrants outstanding to purchase ADSs	Number of shares exercisable	Issuance date	Exercise price in USD (per warrant)	Expiration date

1,050,000	105,000,000	February 17, 2017	4.1	August 16, 2022
1,400,000	140,000,000	March 7, 2017	2.3	September 6, 2022

2,450,000	245,000,000